ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2016
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
12.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

		As of December 31,
	Note	2015	2016

Employee payroll and welfare payables		$4,700	$2,800
Written put option	(i)	7,000	-
Other tax payable		6,335	7,013
Accrued professional, marketing and leasing fees		4,983	3,965
Other payables		6,270	5,902
Accrued advertising sales rebate		443	101

Total		$29,731	$19,781

(i)
In December 2014, the Company wrote an option which allows Effective Space Solution (“ESS”), an equity method investee, to require an additional investment of $7,000 from the Company if the aggregate amount of pre-sale letters received by ESS from its potential clients exceeded $10,000 during the next 3 years. Such written put option was recorded based on its fair value as of December 31, 2014 and 2015. During the year ended December 31, 2015, the Company determined that its investment in ESS was fully impaired and recorded an OTTI. The Company further determined that the fair value of the written option as of December 31, 2015 approximated the amount paid by the Company in 2016 to exercise the put option given that the underlying investment was valued at $nil. In April 2016, ESS exercised the option and the Company further settled its option obligation with ESS.